Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of earnings per share

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
Net income	147,217	177,075	195,184

Basic Earnings Per Share
Weighted average number of common shares issued	51,128	54,338	55,159
Weighted average number of common shares held as treasury stock	(619)	(1,166)	(213)
Weighted average number of common shares (in thousands)	50,509	53,172	54,946

Basic Earnings Per Share	2.91	3.33	3.55

Diluted Earnings Per Share
Weighted average number of common shares	50,509	53,172	54,946
Net dilution impact related to options to purchase common shares	55	118	223
Net dilution impact related to awards of unvested common shares	286	369	576
Weighted average number of diluted common shares (in thousands)	50,850	53,659	55,745

Diluted Earnings Per Share	2.90	3.30	3.50